Related party disclosures - Key management compensation (Details) - Key management personnel - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related party disclosures
Short-term employee benefits	₨ 46,342	₨ 50,830	₨ 47,369
Contributions to defined contribution plans	180	22	22
Profit linked bonus	18,487	7,271	8,790
Directors Sitting fee's	8,886	8,587	9,947
Share based payment	2,277	179,884	447,848
Total compensation paid to key management personnel	₨ 76,172	₨ 246,593	₨ 513,976